Income tax - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 27, 2020
Income Tax [Line Items]
Effective income tax rate, percent	2.01%	0.38%
Statutory income tax rate, percent	25.00%	19.00%
Tax losses carried forward	$ 143,500	$ 122,100
Amount of tax losses carried forward for which a deferred tax asset has not been recognized	588,046
Income tax payable	$ 77,595	72,252
Minimum
Income Tax [Line Items]
Tax years that remain open to examination	2 years
Maximum
Income Tax [Line Items]
Tax years that remain open to examination	4 years
Foreign
Income Tax [Line Items]
Tax losses carried forward	$ 591,689	$ 495,765
Tax losses carried forward	$ 3,643
Domestic
Income Tax [Line Items]
Operating loss carryforward			$ 54,459